Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

(6) Subsequent Events

The Company has evaluated events subsequent to March 31, 2015 and through the date the financial statements were available to be issued, to assess the need for potential recognition or disclosure in this report. No events were noted that require recognition or disclosure in the financial statement.

(6) Subsequent Events

The Company has evaluated events subsequent to December 31, 2014 and through the date the financial statements were available to be issued, to assess the need for potential recognition or disclosure in this report. As discussed in Note 4, the Company entered into the Amended and Restated Agreement and Plan of Merger as of March 2, 2015.